INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2013
Long-term deferred tax assets and liabilities:
Federal net operating loss	$ 994,000
Valuation allowance	(994,000)
Net long-term deferred tax assets